OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.3%
	EQUITY - 78.3%
740	Alerian MLP ETF	$ 35,638
564	Avantis U.S. Small Cap Value ETF	54,443
1,726	Consumer Staples Select Sector SPDR Fund	135,681
388	Defiance Quantum ETF	31,486
2,725	Financial Select Sector SPDR Fund	131,699
735	Global X MSCI Argentina ETF	60,762
1,493	Global X US Infrastructure Development ETF	60,332
573	Invesco Nasdaq 100 ETF	120,588
728	iShares Core S&P Mid-Cap ETF	45,362
368	iShares Core S&P Small-Cap ETF	42,401
7,376	iShares MSCI ACWI ex U.S. ETF(a)	384,732
7,846	iShares MSCI USA Min Vol Factor ETF	696,647
602	iShares MSCI USA Quality Factor ETF	107,204
651	iShares S&P Mid-Cap 400 Growth ETF	59,195
408	iShares U.S. Aerospace & Defense ETF	59,303
311	iShares US Consumer Discretionary ETF	29,900
577	JPMorgan Equity Premium Income ETF	33,195
584	JPMorgan Hedged Equity Laddered Overlay ETF	36,231
1,083	Roundhill Magnificent Seven ETF	58,937
775	Siren DIVCON Leaders Dividend	51,522
114	SPDR Dow Jones Industrial Average ETF Trust	48,507
2,982	SPDR S&P Emerging Markets SmallCap ETF	174,775
1,938	SPDR S&P Regional Banking ETF	116,958
1,063	Utilities Select Sector SPDR Fund	80,458
1,421	Vanguard Extended Market ETF	269,962
2,018	Vanguard Growth ETF	828,269
1,104	Vanguard Mid-Cap Growth ETF	280,140
1,115	Vanguard S&P 500 ETF	600,773
1,017	Vanguard Small-Cap Growth ETF	284,821
374	WisdomTree Japan Hedged Equity Fund(a)	41,248
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,826,996)	4,961,169

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 20.2%
	EQUITY - 20.2%
4,125	Causeway International Value Fund, Class I	$ 75,933
8,053	Datum One Series Trust - Brandes International, Class I	149,949
68	Dodge & Cox International Stock Fund, Class I	3,408
2,402	FullerThaler Behavioral Unconstrained Equity Fund, Institutional Class	122,567
3,849	Integrity Dividend Harvest Fund, Class I	70,895
4,030	PIMCO RAE US Small Fund, Institutional Class	45,940
9,012	Schwab S&P 500 Index Fund	813,532
	TOTAL OPEN END FUNDS (Cost $1,227,492)	1,282,224

	SHORT-TERM INVESTMENTS — 7.0%
	COLLATERAL FOR SECURITIES LOANED - 6.7%
426,017	First American Government Obligations Fund, X, 4.41%(b)c) (Cost $426,017)	426,017

	MONEY MARKET FUND - 0.3%
14,487	First American Government Obligations Fund, X, 4.41%(c) (Cost $14,487)	14,487

	TOTAL SHORT-TERM INVESTMENTS (Cost $440,504)	440,504

	TOTAL INVESTMENTS - 105.5% (Cost $6,494,992)	$ 6,683,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%	(345,466)
	NET ASSETS - 100.0%	$ 6,338,431

ACWI	- All Country World Index
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $412,192, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $426,017 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.